                                                        OppenheimerFunds, Inc.
                                                      Two World Financial Center
                                                    225 Liberty Street, 11th Floor
                                                     New York, New York 10281-1008

                                                            January 6, 2009

VIA EDGAR
Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

             Re:  Oppenheimer Principal Protected Trust III
                  Post-Effective Amendment No. 6 under the Securities Act
                  and Amendment No. 7 under the Investment Company Act
                  File Nos. 333-114495; 811-21561

To the Securities and Exchange Commission:

     Pursuant to Rule 497(j) under the  Securities  Act of 1933, as amended (the
"Securities  Act"), I hereby represent that the form of Prospectus and Statement of  Additional  Information  that would have been filed  pursuant to Rule 497(c)
under the  Securities  Act  would  not have  differed  from  that  contained  in
Post-Effective  Amendment No. 6 to the  Registrant's  Registration  Statement on
Form N-1A,  which was filed  electronically  with the  Securities  and  Exchange
Commission on December 23, 2008.

                                                              Sincerely,

                                                              /s/ Nancy S. Vann
                                                              ------------------------------------
                                                              Nancy S. Vann
                                                              Vice President & Associate Counsel
                                                              212-323-5089
                                                              nvann@oppenheimerfunds.com

cc:   Bell Boyd & Lloyd LLC
      Deloitte & Touche LLP
      Gloria LaFond